As filed with the U.S. Securities and Exchange Commission on May 21, 2014
Securities Act File No. 002-98229
Investment Company Act File No. 811-04316

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 57	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 57	[ X ]
(Check appropriate box or boxes.)

Midas Series Trust

(Exact name of Registrant as Specified in Charter)

11 Hanover Square
New York, New York 10005
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-212-785-0900

John F. Ramírez, Esq.
11 Hanover Square
New York, NY 10005
 (Name and Address of Agent for Service)

Continuous
(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective (check appropriate box)
[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectus for Midas Series Trust, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 56 to the Registrant’s registration statement on April 30, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 21st day of May, 2014.

MIDAS SERIES TRUST
By:	/s/ Thomas B. Winmill
Name:	Thomas B. Winmill
Title:	President and Chief Executive Officer
Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 57 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Thomas B. Winmill	Chairman, Trustee, President and	May 21, 2014
Thomas B. Winmill	Chief Executive Officer
/s/ Thomas O’Malley	Treasurer, Chief Accounting Officer,	May 21, 2014
Thomas O’Malley	Chief Financial Officer
/s/ Bruce B. Huber*	Trustee	May 21, 2014
Bruce B. Huber
/s/ James E. Hunt*	Trustee	May 21, 2014
James E. Hunt
/s/ Peter K. Werner*	Trustee	May 21, 2014
Peter K. Werner

*           Signed by John F. Ramírez, Attorney-in-fact, pursuant to Power of Attorney filed with Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, File Nos. 002-98229 and 811-04316, filed on April 30, 2014.

MIDAS SERIES TRUST
EXHIBIT INDEX

Exhibit	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase